J.P. Morgan Mortgage Trust 2022-7 ABS-15G

Exhibit 99.21

ATR QM Data Fields
Loans in Report: 3
Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	303197028	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303452000	QM: Safe Harbor	No	Yes
XXXXXXXXXX	303451987	QM: Safe Harbor	No	Yes
3